STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																				1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	May 27, 2021	Jan. 13, 2021	Dec. 01, 2020	Nov. 09, 2020	Nov. 01, 2020	Oct. 30, 2020	Oct. 22, 2020	Sep. 25, 2020	Sep. 01, 2020	Aug. 18, 2020	Aug. 03, 2020	Aug. 02, 2020	Jul. 31, 2020	Jul. 28, 2020	Jul. 28, 2020	Jun. 08, 2020	Apr. 06, 2020	Jan. 09, 2020	Jun. 12, 2019	May 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 29, 2021	Jul. 31, 2021	Oct. 01, 2020
Class of Warrant or Right [Line Items]
Preferred stock, shares authorized																					25,000,000				25,000,000		25,000,000	25,000,000
Preferred stock, par value per share																					$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued																					0				0		0	0
Preferred stock, shares outstanding																					0				0		0	0
Common stock, shares authorized																					75,000,000				75,000,000		75,000,000	75,000,000
Common stock, par value per share																					$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common stock, shares, issued																					35,928,188				35,928,188		35,928,188	19,858,939
Common stock, shares, outstanding																					35,928,188				35,928,188		35,928,188	19,858,939
Stock issued for exercised of options																											254,057
Stock option granted																									732,500		1,340,000	2,450,000
Warrant to purchase shares of common stock																					250,000				250,000
Share-based Payment Arrangement, Noncash Expense																					$ 64,074				$ 593,116	$ 1,420,451	$ 1,329,643	$ 698,587
[custom:NonCashShareBasedCompensation]																									1,107,085	1,674,200
Restricted Stock or Unit Expense																									33,333
Unrecognized stock based compensation																									$ 652,932
Unrecognized stock based Compensation weighted average contract period																									2 years 5 months 8 days
Stock issued during the period																						$ 6,275,064						125,000
Stock issued during the period for services rendered																						$ 62,500		$ 125,000			237,500
Issuance of common stock in lieu of conversion of debt																							$ 184,860				261,453
Sale of common stock to accredited investors																				29,978
Share issued price per share																				$ 2.50
Advisory fees																											17,801
Proceeds from issuance of common stock																										$ 6,275,064	$ 6,275,164	$ 125,000
Stock option exercise price per share																					$ 1.39				$ 1.39		$ 1.40
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																									3 years		10 years
Expected volatility rate minimum																											179.31%
Expected volatility rate maximum																											304.44%
Expected dividends rate																									0.00%		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																									0.69%		0.93%
Unamortized amount of stock option																											$ 1,237,167
Weighted average grant date fair value of options granted																									$ 1.25		$ 1.25	$ 1.01
Warrants outstanding																											3,393,651
Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise price																											$ 1.01
Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise price																											$ 1.37
Consultant [Member]
Class of Warrant or Right [Line Items]
Stock based compensation expenses																											$ 222,385
Share based payment award, fair value																											$ 1.01
Placement Agent [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrant to purchase shares of common stock												229,499
Warrant exercise price per share												$ 1.375
Sale of stock, description												In consideration for services rendered as the placement agent in the Private Placement, on August 2, 2020, the Company paid Univest Securities LLC cash commissions totaling $460,999, or 8% of the gross proceeds of the Private Placement closing, a 1% non-accountable expense allowance totaling $57,625, and the $31,250 balance (of a total of $37,500) due to the placement agent in advisory fees.
Commissions paid to placement agent for services rendered												$ 460,999
Non-accountable expenses allowance paid to placement agent												57,625
Advisory fees												31,250
Proceeds from warrant exercises												$ 100
Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock issued for exercised of options																						54,057	5,000
Warrant to purchase shares of common stock																			113,637
Warrant exercise price per share																			$ 3
Issuance of common stock for acquisition, shares																						10,000,000					10,000,000
Stock issued during the period																						$ 5,600						$ 119
Stock issued during the period for services rendered, shares																						50,000		125,000			215,000
Stock issued during the period for services rendered																						$ 50		$ 125			$ 215
Issuance of common stock in lieu of conversion of debt, shares															64,057								195,000				254,057
Issuance of common stock in lieu of conversion of debt															$ 59,453								$ 195				$ 254
Stock issued during the period, shares																						5,600,192						118,637
Common Stock [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Class of Warrant or Right [Line Items]
Issuance of common stock in lieu of conversion of debt, shares								990,208
Gross amount received from second tranche of funding								$ 1,237,760
Net amount received from second tranche of funding								$ 1,116,566
Common Stock [Member] | Consultant [Member]
Class of Warrant or Right [Line Items]
Stock issued for exercised of options																20,000	160,000	125,000
Stock option granted																		250,000
Issuance of common stock in lieu of accounts payable																$ 20,200	$ 161,600	$ 126,250
Stock issued during the period														$ 25,000
Stock issued during the period for services rendered, shares																	15,000
Stock issued during the period for services rendered																	$ 15,150
Stock issued during the period, shares														20,000
Stock option exercise price per share																		$ 1.01
Stock option expiration period																		10 years
Remaining stock option vest per month at grant																		25,000
Common Stock [Member] | Director [Member]
Class of Warrant or Right [Line Items]
Stock issued for exercised of options																	5,000
Stock issued during the period																	$ 5,050
Common Stock [Member] | Accredited Investors [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Sale of common stock to accredited investors											4,609,984
Share issued price per share											$ 1.25
Common Stock [Member] | Chief Financial Officer [Member]
Class of Warrant or Right [Line Items]
Stock option granted							120,000
Stock-based payment award vesting period							3 years
Stock option exercise price per share							$ 1.25
Stock option expiration period							10 years
Stock based compensation expenses																											6,250
Share based payment award, fair value							$ 1.2453
Unamortized amount of stock option																											143,210
Share based payment award, description							On March 5, 2021, the Company accelerated the vesting to 50% as of this date and the remaining 50% as of October 22, 2021 (see Note 12
Common Stock [Member] | Consultant One [Member].
Class of Warrant or Right [Line Items]
Stock option granted										200,000
Stock-based payment award vesting period										18 months
Stock option exercise price per share										$ 1.37
Stock option expiration period										10 years
Stock based compensation expenses																											$ 66,024
Share based payment award, fair value																											$ 1.25
Unamortized amount of stock option																											$ 175,000
Common Stock [Member] | Employee [Member].
Class of Warrant or Right [Line Items]
Stock option granted							50,000
Stock-based payment award vesting period							3 years
Stock option exercise price per share							$ 1.25
Stock option expiration period							10 years
Stock based compensation expenses																											2,604
Unamortized amount of stock option																											59,671
Common Stock [Member] | Consultant Two [Member].
Class of Warrant or Right [Line Items]
Stock option granted						125,000
Stock-based payment award vesting period						3 years
Stock option exercise price per share						$ 1.25
Stock option expiration period						10 years
Stock based compensation expenses																											6,510
Share based payment award, fair value						$ 1.2454
Unamortized amount of stock option																											149,189
Common Stock [Member] | Dr.Neil J. Campbell [Member]
Class of Warrant or Right [Line Items]
Stock option granted					500,000
Stock-based payment award vesting period					3 years
Stock option exercise price per share					$ 1.25
Stock option expiration period					10 years
Stock based compensation expenses																											26,042
Share based payment award, fair value					$ 1.2454
Unamortized amount of stock option																											596,754
Common Stock [Member] | Employee One [Member]
Class of Warrant or Right [Line Items]
Stock option granted				15,000
Stock-based payment award vesting period				3 years
Stock option exercise price per share				$ 1.25
Stock option expiration period				10 years
Stock based compensation expenses																											868
Share based payment award, fair value				$ 1.2445
Unamortized amount of stock option																											17,806
Common Stock [Member] | Dr. Steven Brooks, CMO [Member]
Class of Warrant or Right [Line Items]
Stock option granted			40,000
Stock-based payment award vesting period			3 years
Stock option exercise price per share			$ 1.25
Stock option expiration period			10 years
Stock based compensation expenses																											1,330
Share based payment award, fair value			$ 1.2462
Unamortized amount of stock option																											47,771
Common Stock [Member] | Executive Vice President [Member]
Class of Warrant or Right [Line Items]
Stock based compensation expenses																											2,083
Unamortized amount of stock option																											$ 47,767
Common Stock [Member] | Somahlution Inc [Member]
Class of Warrant or Right [Line Items]
Issuance of common stock for acquisition, shares													10,000,000
Fair market value of warrant per share													$ 0.6441
Fair market value of warrant													$ 1,932,300
Fair value of common stock and warrants													$ 12,500,000
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding																					4,438,047				4,438,047		3,393,651	113,637
Warrant [Member] | Somahlution Inc [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price per share													$ 5.00
Issuance of common stock for acquisition, shares													3,000,000
Fair market value of warrant per share													$ 0.40
Fair market value of warrant													$ 1,200,000
Fair value of common stock and warrants													$ 1,932,300
Warrant One [Member]
Class of Warrant or Right [Line Items]
Warrant to purchase shares of common stock								168,008
Warrant exercise price per share								$ 1.375
Warrant term								5 years
Fair market value of warrant per share								$ 0.9062
Fair market value of warrant								$ 152,249
Warrant One [Member] | Somahlution Inc [Member]
Class of Warrant or Right [Line Items]
Warrant term								5 years
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Warrant to purchase shares of common stock								112,006
Warrant exercise price per share								$ 1.375
Warrant term								5 years
Fair market value of warrant per share								$ 0.9062
Fair market value of warrant								$ 101,500
Warrant One and Two [Member]
Class of Warrant or Right [Line Items]
Fair market value of warrant								$ 253,749
Common Stock One [Member]
Class of Warrant or Right [Line Items]
Stock issued during the period																			$ 90,910
Share issued price per share																			$ 1.10
Stock-based payment award vesting period																			3 years
Proceeds from issuance of common stock																			$ 100,000
Stock option exercise price per share																			$ 3.00
Common Stock Two [Member]
Class of Warrant or Right [Line Items]
Stock issued during the period																			$ 27,727
Share issued price per share																			$ 0.9016
Proceeds from issuance of common stock																			$ 25,000
Unit Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
[custom:AggregateProRataUnits-0]																					522,198				522,198
Sale of common stock to accredited investors	4,000,000
Share issued price per share	$ 2.50
Unit Purchase Agreement [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Share issued price per share																													$ 2.25
Unit Purchase Agreement [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Share issued price per share																													2.50
Consulting Agreement [Member]
Class of Warrant or Right [Line Items]
Warrant to purchase shares of common stock																															36,364
Warrant exercise price per share																															$ 1.375
Consulting Agreement [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Share issued price per share																															$ 1.25
Class A Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant to purchase shares of common stock																				29,978
Warrants exercisable term																									5 years
Class A Warrants [Member] | Unit Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Warrant to purchase shares of common stock	29,978																													440,000
Warrant exercise price per share	$ 3.13
Warrants exercisable term																									5 years
Class B Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant to purchase shares of common stock																				29,978
Warrants exercisable term																									5 years
Class B Warrants [Member] | Unit Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Warrant to purchase shares of common stock	29,978																													440,000
Warrant exercise price per share	$ 5.00
Warrants exercisable term																									5 years
Class C Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants exercisable term																									5 years
Class C Warrants [Member] | Unit Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price per share																													$ 2.25
Warrants exercisable term																									5 years
[custom:AggregateProRataUnits-0]																													1,044,396
Stock Incentive Plan [Member]
Class of Warrant or Right [Line Items]
Stock issued for exercised of options		5,300,000																							1,527,183
Restricted Stock [Member]
Class of Warrant or Right [Line Items]
Warrant to purchase shares of common stock																					3,000,000				3,000,000
Warrant exercise price per share																					$ 5.00				$ 5.00
Warrant term																					5 years				5 years
Stock issued during the period for services rendered, shares																									10,000,000
Restricted Stock [Member] | Chief Financial Officer [Member]
Class of Warrant or Right [Line Items]
Restricted shares of common stock issued									40,000
Stock-based payment award vesting period									1 year